Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Schedule of property, plant and equipment

(in USD million)	Machinery, equipment and transportation equipment	Production plants and oil and gas assets	Refining and manufacturing plants	Buildings and land	Assets under development	Right of use assets4)	Total

Cost at 1 January 2025	1,446	154,917	7,486	660	17,354	7,514	189,377

Additions through business acquisition7)	—	610	195	—	—	—	805
Additions and transfers6)	74	15,212	548	34	(3,351)	1,023	13,540
Changes in asset retirement obligations	—	1,243	—	—	153	—	1,397
Disposals at cost	(1)	(5,870)	—	(14)	(16)	(914)	(6,815)
Assets reclassified to held for sale7)	—	(2,744)	—	—	—	4	(2,739)
Foreign currency translation effects	60	12,025	632	26	728	215	13,685

Cost at 31 December 2025	1,578	175,393	8,860	707	14,869	7,843	209,249

Accumulated depreciation and impairment at 1 January 2025	(1,175)	(121,661)	(6,470)	(349)	(76)	(4,087)	(133,817)
Depreciation	(53)	(8,361)	(253)	(28)	—	(1,118)	(9,813)
Impairment5)	—	(362)	—	(17)	(428)	(220)	(1,027)
Reversal of impairment5)	2	—	278	—	18	—	299
Transfers6)	(1)	(7)	—	(1)	—	(134)	(143)
Accumulated depreciation and impairment on disposed assets	1	3,885	—	14	—	911	4,811
Accumulated depreciation and impairment on assets classified as held for sale7)	1	1,749	—	—	—	(4)	1,745
Foreign currency translation effects	(32)	(9,408)	(491)	(11)	(10)	(112)	(10,063)

Accumulated depreciation and impairment at 31 December 2025	(1,258)	(134,165)	(6,935)	(391)	(495)	(4,764)	(148,008)

Carrying amount at 31 December 2025	320	41,227	1,925	315	14,374	3,079	61,241

Estimated useful lives (years)	3 - 20	UoP1)	15 - 30	10 - 33²⁾		1 - 33³⁾

(in USD million)	Machinery, equipment and transportation equipment	Production plants and oil and gas assets	Refining and manufacturing plants	Buildings and land	Assets under development	Right of use assets	Total

Cost at 1 January 2024	1,438	170,911	8,105	591	14,097	7,050	202,191

Additions through business acquisition7)	—	2,062	—	—	157	—	2,219
Additions and transfers6)	79	5,817	55	99	5,866	1,239	13,155
Changes in asset retirement obligations	—	(183)	—	—	110	—	(73)
Disposals at cost	(30)	(6,538)	(88)	(5)	(188)	(537)	(7,385)
Assets reclassified to held for sale7)	(1)	(6,679)	—	(8)	(1,831)	(66)	(8,585)
Foreign currency translation effects	(40)	(10,473)	(585)	(17)	(857)	(172)	(12,145)

Cost at 31 December 2024	1,446	154,917	7,486	660	17,354	7,514	189,377

Accumulated depreciation and impairment at 1 January 2024	(1,188)	(131,325)	(6,780)	(337)	(117)	(3,623)	(143,369)
Depreciation	(48)	(8,272)	(202)	(29)	—	(1,105)	(9,656)
Impairment5)	—	(64)	—	—	—	(7)	(71)
Reversal of impairment5)	2	158	7	—	25	—	191
Transfers6)	—	(2)	—	—	2	—	—
Accumulated depreciation and impairment on disposed assets	29	5,154	70	3	3	544	5,804
Accumulated depreciation and impairment on assets classified as held for sale7)	—	4,318	—	4	—	23	4,346
Foreign currency translation effects	30	8,372	435	9	10	82	8,939

Accumulated depreciation and impairment at 31 December 2024	(1,175)	(121,661)	(6,470)	(349)	(76)	(4,087)	(133,817)

Carrying amount at 31 December 2024	271	33,255	1,016	312	17,278	3,428	55,560

Estimated useful lives (years)	3 - 20	UoP1)	15 - 30	10 - 33²⁾		1 - 20³⁾

1) Depreciation according to unit of production method.
2) Land is not depreciated. Buildings include leasehold improvements.
3) For depreciation method, see note 25 Leases.
4) Right of use assets at 31 December 2025 mainly consist of Land and buildings USD 1,083 million, Vessels USD 1,170 million and Drilling rigs USD 458 million.
5) See note 14 Impairments.
6) The carrying amount of assets transferred to Property plant and equipment from Intangible assets in 2025 and 2024 amounted to USD 230 million and USD 240 million, respectively.
7) For additions through business acquisition and assets reclassified to held for sale, see note 6 Acquisitions and disposals.